Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2017
Registrant Name	dei_EntityRegistrantName	BLACKROCK LARGE CAP SERIES FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0001097077
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 09, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jun. 12, 2017
Prospectus Date	rr_ProspectusDate	Jun. 12, 2017